Commitments and Contingencies - Summary of Updated Delivery Dates and Options for Additional River Vessels (Details)	12 Months Ended
Dec. 31, 2025 Vessel
Disclosure of commitments and contingencies [line items]
Number of Vessels	89
River Vessels
Disclosure of commitments and contingencies [line items]
Number of Vessels	17
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	7
Expected Delivery	2026
River Vessels | Longship-Seine
Disclosure of commitments and contingencies [line items]
Number of Vessels	1
Expected Delivery	2026
River Vessels | Longship-Douro
Disclosure of commitments and contingencies [line items]
Number of Vessels	1
Expected Delivery	2027
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	4
Expected Delivery	2027
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	4
Expected Delivery	2028